EQUITY - Share options outstanding and exercisable (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)
Share options outstanding and exercisable
Number of options outstanding	7,710	6,448	3,579
Number of options exercisable	3,138	2,814
Options Exercisable, Exercise Price | $ / shares	$ 0.705	$ 0.31
Stock options outstanding, one
Share options outstanding and exercisable
Number of options outstanding	947
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 10 days
Number of options exercisable	947
Options Exercisable, Exercise Price | $ / shares	$ 0.0001
Stock options outstanding, two
Share options outstanding and exercisable
Number of options outstanding	563
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 2 months 1 day
Number of options exercisable	563
Options Exercisable, Exercise Price | $ / shares	$ 0.536
Stock options outstanding, three
Share options outstanding and exercisable
Number of options outstanding	260
Options Outstanding, Weighted Average Remaining Contractual Life	6 years 5 months 12 days
Number of options exercisable	260
Options Exercisable, Exercise Price | $ / shares	$ 0.55
Stock options outstanding, four
Share options outstanding and exercisable
Number of options outstanding	1,453
Options Outstanding, Weighted Average Remaining Contractual Life	7 years 2 months 1 day
Number of options exercisable	1,182
Options Exercisable, Exercise Price | $ / shares	$ 1.102
Stock options outstanding, five
Share options outstanding and exercisable
Number of options outstanding	4,487
Options Outstanding, Weighted Average Remaining Contractual Life	8 years 11 months 15 days
Number of options exercisable	186
Options Exercisable, Exercise Price | $ / shares	$ 2.5